Notes Related to the Consolidated Statement of Income (Loss) - Summary of Depreciation ,Amortization And Provisions (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Depreciation and amortisation expense [abstract]
Amortization of intangible assets	€ 8	€ 20
Depreciation of property, plant and equipment	503	438
Depreciation of the right of use	584
Total amortization and depreciation	1,095	458
Provision	50
Total amortization, depreciation & provisions	€ 1,145	€ 458